Investment Objectives and Goals	Feb. 24, 2026
YieldMax(R) WarTech & Cyber Defense Portfolio Option Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® WarTech & Cyber Defense Portfolio Option Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek capital appreciation.
YieldMax(R) Strategic Metals & Mining Portfolio Option Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Strategic Metals & Mining Portfolio Option Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek capital appreciation.
YieldMax(R) Digital Finance Ecosystem Portfolio Option Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Digital Finance Ecosystem Portfolio Option Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek capital appreciation.
YieldMax(R) RoboTech & Automation Portfolio Option Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® RoboTech & Automation Portfolio Option Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek capital appreciation.